6. PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Property Equipment And Leasehold Improvements Details
Furniture and fixtures	$ 531,255	$ 65,311
Computers and equipment	308,422	41,656
Leasehold improvements	352,644	7,649
Property plant and equipment gross	1,192,321	114,616
Less: accumulated depreciation	(120,615)	(79,428)
Property plant and equipment net	$ 1,071,706	$ 35,188	$ 55,413